Cover	Apr. 16, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2026
Entity File Number	001-33982
Entity Registrant Name	QVC GROUP, INC.
Entity Central Index Key	0001355096
Entity Tax Identification Number	84-1288730
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1200 Wilson Drive
Entity Address, City or Town	West Chester
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19380
City Area Code	484
Local Phone Number	701-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Title of 12(b) Security	Series A common stock
Trading Symbol	QVCGA
Security Exchange Name	NASDAQ
Common Class B [Member]
Title of 12(b) Security	Series B common stock
Trading Symbol	QVCGB
8.0% Series A Cumulative Redeemable Preferred Stock
Title of 12(b) Security	8.0% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	QVCGP
Security Exchange Name	NASDAQ